Time Deposits With Banks - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Less than one year [member] | Bottom of range [member]
Disclosure In Entirety Of Time Deposits Held With Banks [Line Items]
Interest rate on time deposits with banks	3.40%	3.15%
Less than one year [member] | Top of range [member]
Disclosure In Entirety Of Time Deposits Held With Banks [Line Items]
Interest rate on time deposits with banks	3.50%	4.10%
More than three or five years [member] | Bottom of range [member]
Disclosure In Entirety Of Time Deposits Held With Banks [Line Items]
Interest rate on time deposits with banks	3.45%	3.85%
More than three or five years [member] | Top of range [member]
Disclosure In Entirety Of Time Deposits Held With Banks [Line Items]
Interest rate on time deposits with banks	4.20%	4.20%